Note 11 - Derivative Warrant Liabilities (Details Textual) - $ / shares	Mar. 31, 2018	Dec. 27, 2017	Mar. 31, 2017	Feb. 28, 2017
Warrant liabilities issued December 27, 2017 [member]
Statement Line Items [Line Items]
Fair value per shares issuable warrants	$ 0.65	$ 0.60	$ 0	$ 0
Warrant liabilities issued December 3, 2013 [member]
Statement Line Items [Line Items]
Fair value per shares issuable warrants	$ 0.01		$ 0.11	$ 0.10
Number of required warrants to be exercised to obtain one common share	10